Short-Term Loan	12 Months Ended
Dec. 31, 2013
Short-Term Loan [Abstract]
Short-term loan
16.	SHORT-TERM LOAN

On September 26, 2013, Entity P entered into a short-term loan arrangement with a domestic commercial financial institution to finance its working capital. The short-term loan outstanding as of December 31, 2013 was US$1,322 with an interest rate of 7.8% per annum and a maturity term of twelve months.

Land use rights with a net carrying amount of $1,632 (see note 11) held by Entity P was pledged as security for such short-term loan.